Goodwill and Intangible Assets - Summary of Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Goodwill, balance at beginning of period		$ 795.6	$ 795.6
Acquisition of eOne			5.8
Measurement period adjustments			9.8
Goodwill, balance at end of period	$ 806.5		811.2	$ 795.6
Motion Picture
Goodwill, balance at beginning of period		393.7	393.7
Acquisition of eOne			1.0
Measurement period adjustments			3.9
Goodwill, balance at end of period			398.6	393.7
Television Production
Goodwill, balance at beginning of period		401.9	401.9
Acquisition of eOne			4.8
Measurement period adjustments			5.9
Goodwill, balance at end of period			412.6	401.9
Starz Business of Lions Gate Entertainment Corp
Goodwill, balance at beginning of period		494.0	494.0	1,755.7
Impairments		$ (494.0)	(494.0)	(1,475.0)
Goodwill, balance at end of period			$ 0.0	494.0
Starz Business of Lions Gate Entertainment Corp | Star Networks Reporting Units
Impairments				$ (1,261.7)